Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Capital Reserve [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 30,273	$ (1,140)	$ 33,455	$ (191,051)		$ (128,463)
Income (Loss) for the year				(281,452)	(1,824)	(283,276)
Foreign currency translation loss			(23,604)			(23,604)
Balance at Dec. 31, 2022	30,273	(1,140)	9,851	(472,503)	(1,824)	(435,343)
Income (Loss) for the year				(37,214)	24,545	(12,669)
Foreign currency translation loss			(4,263)			(4,263)
Balance at Dec. 31, 2023	$ 30,273	$ (1,140)	$ 5,588	$ (509,717)	$ 22,721	$ (452,275)